Revenue - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of forms of contracts | contract	3
Contract with customer, liability, advance payments	$ 26.5	$ 24.9
Contract with customer, liability, revenue recognized	$ 24.9	$ 26.4